UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07585
                                    ---------

                                    IPC FUNDS
               (Exact Name of registrant as specified in charter)

                              131 PROSPEROUS PLACE,
                          SUITE 17, LEXINGTON, KY 40509
                    (Address of principal offices) (Zip Code)


                                LAWRENCE S. YORK
               131 PROSPEROUS PLACE, SUITE 17, LEXINGTON, KY 40509
               ---------------------------------------------------
                    (Name and address of agent for services)

Registrant's telephone number, including area code:    859-263-2204
                                                       ------------
Date of fiscal year end:   JUNE 30, 2004
                           -----------------
Date of reporting period:  DECEMBER 31, 2003
                           -----------------

ITEM 1.  REPORT TO STOCKHOLDERS.





                                    IPC FUNDS


                               SEMI-ANNUAL REPORT

                                                       December 31, 2003
                                                       (Unaudited)





                                                       WWW Internet Fund
                                                       Growth Flex Fund
                                                       Market Opportunities Fund

HOW TO CONTACT IPC FUNDS
--------------------------------------------------------------------------------


By mail:
IPC Funds
P.O. Box 25910
Lexington, KY 40524-5910

By phone:
1-888-999-8331

By email:
advisor@ipcfunds.us

Website:
www.ipcfunds.us

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless preceded or accompanied by the current prospectus.




PROXY VOTING POLICIES AND PROCEDURES
------------------------------------

A description of the policies and procedures that the Fund Manager uses to determine how to vote proxies relating to the Funds' portfolio securities is available:

     o    Without charge, upon request by calling 1-888-999-8331
     o    On the Funds' website at www.ipcfunds.us
     o    On the SEC website at www.sec.gov







CONTENTS
Letter to the Shareholders__________________________________________________ 2
Financial Statements________________________________________________________ 4
Financial Highlights________________________________________________________ 8
WWW Internet Fund Schedule of Investments___________________________________14
Growth Flex Fund Schedule of Investments____________________________________17
Market Opportunities Fund Schedule of Investments___________________________21 Notes to Financial Statements_______________________________________________24
Trustees and Officers_______________________________________________________31

LETTER TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders,

Last year was a monumental period of change and opportunity. We changed the name of our fund family from THE WWW FUNDS to IPC FUNDS. The intent is to more clearly reflect the diversity of our fund family given the launch our two newest funds: GROWTH FLEX FUND and MARKET OPPORTUNITIES FUND. At the same time, we added share classes (Classes A, C, and Y) to WWW INTERNET FUND and the two new funds. The expected outcome favors a greater distribution of the funds in the dealer channel by making our funds available to fee-based advisors and registered representatives of NASD broker dealers.

These decisive steps were followed by an appropriate name change for the fund manager from WWW ADVISORS to IPC ADVISORS, to strengthen brand identity in the future. Ownership and fund management remain unchanged. WWW INTERNET FUND continues with its same investment objective, utilizing the three-tier mix of mature, midlife, and adolescent companies under our original definition of the Internet as an emerging global communication, information, and distribution system. I continue as chairman and chief investment officer, leading the investment policy committee.

The turnaround in the stock market was hastened by accommodative fiscal and monetary policies implemented by the Bush administration to stimulate growth. Consumer spending held steady across the board, but it was impressive capital spending for Internet-related technologies that lifted our funds and the Internet and technology sectors.

We are pleased to report very positive results for our semiannual period that ended December 31, 2003. WWW INTERNET FUND (Class C shares) gained 21.6% for the six-month period; Class Y shares gained 21.7%. For the full year, Class Y shares were up 70.4%. GROWTH FLEX FUND (Class C shares) gained 9.2% for the six-month period and 13.7% for its first seven months of operations. MARKET OPPORTUNITIES FUND (Class Y shares) gained 1.0% for the six-month period and 5.3% for its first seven months of operations. WWW INTERNET FUND's Class C shares' six-month results did, however, lag both the IIX Internet Index (+26.6%) and TheStreet.com Internet Index (+24.3%), but this fund's performance for the period significantly surpassed Munder NetNet Class C shares, which returned 13.6% for the same period. GROWTH FLEX FUND Class Y shares (+9.2%) modestly underperformed the 80% S&P 500 and 20% Aggregate Bond Index for the six-month period as well as its peer fund, Dodge & Cox Balanced (no-load shares), which gained 13.8% during the same period. MARKET OPPORTUNITIES FUND Class Y shares (+1.0%) likewise underperformed both its benchmark index and its peer fund, James Market Neutral, which gained 6.6% for the six-month period. The S&P 500 gained 14.2% during this time, while the Intermediate Bond Index lost 1.9% for the same six-month period. We believe the impact associated with the start-up of the new funds accounted for the early lagging performance of GROWTH FLEX FUND and MARKET OPPORTUNITIES FUND. That is, indices record point-to-point returns without effect of purchases and redemptions. As both funds were launched in May of 2003 and made initial portfolio purchases over the entire period, we believe future results should fall in line with or beat the benchmark indices. MARKET OPPORTUNITIES FUND's results were especially disappointing, having lagged the results of its peers by an unacceptable margin. Its results were negatively affected by the FDA's December 31 ban on the nutritional supplement ephedra and by the latent performance of several key portfolio holdings that didn't start moving until after year-end. These positions were held and account for the better-than-peer results for year-to-date 2004.

--------------------------------------------------------------------------------

Our performance for the six months was attributed to the overall turnaround in the stock market, particularly in Internet and technology stocks, and to our investment committee's macro- and microeconomic forecasts that were complemented by our stock picking. The forecasts rightly guided us to favor stocks and sub-sectors that performed well and continue to do so. Many of our stock picks appreciated handsomely, and we expect that they will cause us to outperform in 2004. The theme underlying our stock picks is that an economic recovery in the near term is imminent, due to a confluence of factors: Low interest rates and stimulative fiscal policies will lead to more business spending and greater productivity, which will result in better company profits. Higher company profits should lead to analysts' reevaluations of company earnings prospects and stock upgrades. High price-earnings multiples will fall with improved earnings results, which in turn should lead to higher stock prices, propelled in part by little or no competition from other financial investments. Our microanalysis led us to focus on value and growth overweighting small- and mid-cap companies. Central to this forecast was the belief that consumer tech spending was rising for wireless, digital cameras, cell phones, PCs, broadband, and specialty software. This, we assessed, would benefit certain equipment makers, specialty semiconductor suppliers, and software companies. One theme of consensus among our investment committee members was that it has been three years since the Y2K spending rampage, and off-the-shelf computing power has risen by tenfold since then. We selected stocks on the belief that a new PC replacement cycle is imminent for both consumers and businesses. We additionally forecast increased spending for wireless and broadband deployment among the Baby Bells and their competitors, viewing Voice over Internet Protocol (VoIP) as a driving catalyst. Certain companies poised to benefit as IP telephony is widely implemented were selected to become core holdings for the portfolios as this theme develops.

Looking forward, we anticipate a return to growth and a market that initially favors small-cap stocks over large-cap stocks. Therefore, we expect to continue to modestly underweight large-cap stocks until we see widespread evidence of the economic recovery in place. We will stay invested in the sub-sectors in which we expect improving growth prospects. While we are cognizant of various economic risks associated with our forecasts and the deficit-spending-for-growth policies, we rely on expected outcome probabilities and evolving economic data to assist us in making warranted adjustments. The bottom line is that our internal research indicates that growth in the economy is now under way and will be broad based. In particular, it reveals that this swing will be led by the Internet and technology sectors.

Thank you for your confidence and trust in our fund management. We are pleased to now offer two new fund choices and a money market account option to provide shareholders with new investment opportunities. If you have any questions about your current investments or any of the IPC funds that have been added, please contact us at 888.263.2204 or visit our Web site at www.ipcfunds.us.


Sincerely,


/s/ LAWRENCE YORK
-----------------
Lawrence York
Chairman & CIO



FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES
As of December 31, 2003 (UNAUDITED)
-----------------------------------------------------------------------------------------------------

                                                                                          MARKET
                                                      WWW INTERNET     GROWTH FLEX     OPPORTUNITIES
                                                           FUND            FUND             FUND
-----------------------------------------------------------------------------------------------------
ASSETS
Investments in securities of unaffiliated
issuers, at value (cost $9,546,713, $1,534,353
and $1,219,673, respectively)                          $ 11,638,784    $  1,641,977    $  1,266,317
Investments in securities of affiliated
issuers, at value (cost $338,750)                           350,000            --              --
-----------------------------------------------------------------------------------------------------
Total Investments in securities                          11,988,784       1,641,977       1,266,317
-----------------------------------------------------------------------------------------------------
Deposits with brokers for securities sold short                 138            --                55
Receivable from dividends and interest                         --             3,242             573
Receivable from securities sold                             323,454          76,159         240,045
Receivable from fund shares sold                              1,560            --              --
Receivable from affiliated fund                              16,714            --              --
Receivable from adviser                                        --               418           5,791
Other assets (prepaid expenses)                              10,482            --              --
-----------------------------------------------------------------------------------------------------
TOTAL ASSETS                                             12,341,132       1,721,796       1,512,781
-----------------------------------------------------------------------------------------------------
LIABILITIES
Payable for securities purchased                            355,542         141,318         182,276
Payable for fund shares redeemed                             16,197              23             169
Payable for other accrued expenses                           51,537           1,090           1,394
Payable for investment advisory fees                         14,411           8,250           8,823
Payable for distribution fees                                 4,816             653             551
Payable to affiliated fund                                     --             9,088           7,749
Payable to custodian bank                                   253,869             366          80,449
-----------------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                           696,372         160,788         281,411
-----------------------------------------------------------------------------------------------------
NET ASSETS                                             $ 11,644,760    $  1,561,008    $  1,231,370
=====================================================================================================
NET ASSETS CONSIST OF
Capital shares                                         $ 64,483,288    $  1,406,831    $  1,267,985
Net investment loss                                        (293,380)        (19,214)        (25,787)
Accumulated net realized gain (loss) from
investment transactions                                 (54,648,469)         65,767         (57,472)
Net unrealized appreciation (depreciation)                2,103,321         107,624          46,644
-----------------------------------------------------------------------------------------------------
NET ASSETS                                             $ 11,644,760    $  1,561,008    $  1,231,370
=====================================================================================================
NET ASSET VALUE PER SHARE:
Each Class of each Fund is authorized to issue an
  indefinite number of shares of
  beneficial interest, par value $0.001
  per share
CLASS A - based on net assets of $70,923,
  $291,633 and $283,551, and shares outstanding
  of 11,054, 25,863 and 27,435, respectively           $       6.42    $      11.28    $      10.34
=====================================================================================================
CLASS A - public offering price $6.42, $11.28 and
$10.34 divided by .9425, .9425 and .94, respectively   $       6.81    $      11.97    $      11.00
=====================================================================================================
CLASS C  - based on net assets of $31,657, $36,362
and $44,764, and shares outstanding of 4,940, 3,227
and 4,337, respectively                                $       6.41    $      11.27    $      10.32
=====================================================================================================
CLASS Y  - based on net assets of $11,542,180,
$1,233,013 and $903,055, and shares outstanding
of 1,806,958, 109,359 and 87,369, respectively         $       6.39    $      11.27    $      10.34
=====================================================================================================

See notes to financial statements



STATEMENTS OF OPERATIONS
For the six month period ended December 31, 2003 (UNAUDITED)
------------------------------------------------------------------------------------------
                                                                               MARKET
                                                  WWW        GROWTH FLEX    OPPORTUNITIES
                                             INTERNET FUND     FUND             FUND
------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                    $     2,780    $     8,536    $     1,507
Interest                                             233          4,995            210
Short sale rebates                                   196           --              360
Other income                                          85            114              8
------------------------------------------------------------------------------------------
Total investment income                            3,294         13,645          2,085
------------------------------------------------------------------------------------------
EXPENSES
Investment advisory fees                          84,835          6,572          8,072
Distribution fees-Class A                            104            603            633
Distribution fees-Class C                             80            111            155
Distribution fees-Class Y                         28,134          2,628          1,980
Administration fees                              105,839         12,182          9,998
Custody fees                                       4,390          2,481          4,240
Auditor fees                                      12,475          1,889          1,636
Legal fees                                        18,553          1,851          1,516
Trustees fees                                      9,910          1,150            940
Other expenses                                    32,354          3,392          2,149
------------------------------------------------------------------------------------------
Total gross expenses                             296,674         32,859         31,319
Less expense reimbursement                          --             --           (3,447)
------------------------------------------------------------------------------------------
Total net expenses                               296,674         32,859         27,872
------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                    (293,380)       (19,214)       (25,787)
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES)
ON INVESTMENTS
Net realized gain (loss) from investment
securities of unaffiliated issuers             1,064,028         65,767         38,143
Net realized gain (loss) from closed short
positions in securities                           (5,612)          --          (90,126)
Net change in unrealized appreciation
(depreciation) on investments                  1,352,146         75,129         53,065
------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS                                 2,410,562        140,896          1,082
------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
FROM OPERATIONS                              $ 2,117,182    $   121,682    $   (24,705)
==========================================================================================

See notes to financial statements




STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)


                                                                WWW INTERNET FUND

                                                       FOR THE SIX MONTH     For the
                                                         PERIOD ENDED       year ended
                                                       DECEMBER 31, 2003  June 30, 2003
                                                       -----------------  -------------
FROM OPERATIONS
Net investment income (loss)                            $   (293,380)   $   (413,729)
Net realized gain (loss) from investment transactions      1,058,416      (4,012,014)
Net change in unrealized appreciation (depreciation)       1,352,146       6,376,054
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations      2,117,182       1,950,311
-------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains                                         --              --
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) from
capital share transactions                                  (363,917)       (789,911)
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                      1,753,265       1,160,400
-------------------------------------------------------------------------------------
NET ASSETS
Beginning of period                                        9,891,495       8,731,095
-------------------------------------------------------------------------------------
End of period                                           $ 11,644,760    $  9,891,495
=====================================================================================

See notes to financial statements



                                      -6-






              GROWTH FLEX FUND                                   MARKET OPPORTUNITIES FUND
              ----------------                                   -------------------------

FOR THE SIX MONTH             From inception           FOR THE SIX MONTH            From inception
 PERIOD ENDED                 (May 5, 2003) to            PERIOD ENDED             (May 6, 2003) to
DECEMBER 31, 2003              June 30, 2003            DECEMBER 31, 2003           June 30, 2003
------------------------------------------------------------------------------------------------

$    (19,214)                   $    (4,916)              $   (25,787)              $    (3,675)
      65,767                         18,434                   (51,983)                   23,219
      75,129                         32,495                    53,065                    (6,421)
------------------------------------------------------------------------------------------------
     121,682                         46,013                   (24,705)                   13,123
------------------------------------------------------------------------------------------------
     (13,518)                          --                     (25,033)                     --


     304,698                      1,102,133                   569,546                   698,439
------------------------------------------------------------------------------------------------
     412,862                      1,148,146                   519,808                   711,562
------------------------------------------------------------------------------------------------

   1,148,146                           --                     711,562                      --
------------------------------------------------------------------------------------------------
$  1,561,008                    $ 1,148,146               $ 1,231,370               $   711,562
================================================================================================




FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

WWW INTERNET FUND                                  CLASS A                   CLASS C
                                                FROM INCEPTION     FOR THE SIX   From inception
                                                (JULY 8, 2003)     MONTH PERIOD  (June 9, 2003)
                                                   THROUGH         ENDED DEC. 31     through
                                                 DEC. 31, 2003        2003        June 30, 2003
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $    5.67        $    5.27        $     5.18
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain (loss)                           (0.15)           (0.16)            (0.02)
Net realized and unrealized
gain (loss) on investments                            0.90             1.30              0.11
-------------------------------------------------------------------------------------------------
Total from investment operations                      0.75             1.14              0.09
-------------------------------------------------------------------------------------------------
Less distributions                                 --               --                --
-------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                   $    6.42           $ 6.41           $  5.27
=================================================================================================

TOTAL RETURN 2 3 4                                   13.23%           21.63%             1.74%
=================================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)         $      71          $    32           $     2
Ratio of expenses to average net assets
before expenses reimbursement1                        5.24%            5.74%             6.35%
Ratio of expenses to average net assets
after expenses reimbursement1                         N/A               N/A               N/A
Ratio of net investment loss
to average net assets1                               (6.19%)          (6.69%)           (5.99%)
Ratio of net investment loss to average
net assets net of reimbursement1                      N/A               N/A               N/A
Portfolio turnover rate                              90.67%           90.67%           242.29%

1    Annualized for periods less than one year

2    Not annualized for periods less than one year

3    Based on net asset value per share

4    Total return excludes the effect of sales charges

See notes to financial statements


                                      -8-


                                                         CLASS Y
FOR THE SIX
MONTH PERIOD          For the year           For the year          For the year              For the year
ENDED DEC. 31           ended                   ended                  ended                     ended
     2003            June 30, 2003          June 30, 2002           June 30, 2001             June 30, 2000
------------------------------------------------------------------------------------------------------------
$       5.25        $       4.18            $      10.21            $       36.63            $        22.64
------------------------------------------------------------------------------------------------------------
       (0.16)              (0.22)                  (0.25)                   (0.49)                    (0.52)

        1.30                1.29                   (5.78)                  (22.98)                    14.91
------------------------------------------------------------------------------------------------------------
        1.14                1.07                   (6.03)                  (23.47)                    14.39
------------------------------------------------------------------------------------------------------------
     --                  --                      --                         (2.95)                    (0.40)
------------------------------------------------------------------------------------------------------------
$       6.39        $       5.25            $       4.18            $       10.21            $        36.63
============================================================================================================

       21.71%              25.60%                 (59.06%)                 (67.19%)                   63.56%
============================================================================================================

$     11,542        $      9,889            $      8,731            $      25,484            $      102,226

        5.24%               5.55%                   3.75%                    2.42%                     2.51%

         N/A                 N/A                    3.47%                   2.42%                     2.49%

       (6.19%)             (5.19%)                 (3.63%)                  (2.25%)                   (2.13%)

         N/A                 N/A                   (3.34%)                  (2.25%)                   (2.11%)
       90.67%             242.29%                 268.13%                  501.71%                   229.28%



FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

GROWTH FLEX FUND                                                       CLASS A
                                                          FOR THE SIX       From inception
                                                         MONTH PERIOD         (May 5, 2003)
                                                         ENDED DEC. 31          through
                                                            2003              June 30, 2003
----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    10.43             $    10.00
----------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain (loss)                                   (0.14)                 (0.04)
Net realized and unrealized
gain (loss) on investments                                    1.09                   0.47
----------------------------------------------------------------------------------------------
Total from investment operations                              0.95                   0.43
----------------------------------------------------------------------------------------------
Less distributions                                           (0.10)               --
----------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    11.28             $    10.43
==============================================================================================

TOTAL RETURN 2 3 4                                            9.26%                  4.30%
==============================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $      292             $      192
Ratio of expenses to average net assets
before expenses reimbursement1                                4.99%                  6.10%
Ratio of expenses to average net assets
after expenses reimbursement1                                  N/A                   5.01%
Ratio of net investment loss
to average net assets1                                       (2.92%)                (4.01%)
Ratio of net investment loss to average
net assets net of reimbursement1                               N/A                  (2.92%)
Portfolio turnover rate                                      59.32%                 23.49%

1    Annualized for periods less than one year

2    Not annualized for periods less than one year

3    Based on net asset value per share

4    Total return excludes the effect of sales charges

See notes to financial statements


                                      -10-





                  CLASS C                                           CLASS Y
FOR THE SIX                 From inception             FOR THE SIX           From inception
MONTH PERIOD                (May 5, 2003)              MONTH PERIOD           (May 5, 2003)
ENDED DEC. 31                  through                 ENDED DEC. 31              through
      2003                 June 30, 2003                    2003                June 30, 2003
-----------------------------------------------------------------------------------------------
$       10.42                $   10.00                $      10.43                $    10.00
-----------------------------------------------------------------------------------------------

        (0.15)                   (0.05)                      (0.14)                    (0.04)

         1.10                     0.47                        1.08                      0.47
-----------------------------------------------------------------------------------------------
         0.95                     0.42                        0.94                      0.43
-----------------------------------------------------------------------------------------------
        (0.10)                    --                         (0.10)                  --
-----------------------------------------------------------------------------------------------
$       11.27                $   10.42                $      11.27                $    10.43
===============================================================================================

         9.24%                    4.20%                       9.15%                     4.30%
===============================================================================================


$          36                  $    16               $       1,233                  $    940

         5.49%                    6.60%                       4.99%                     6.10%

         N/A                      5.51%                       N/A                       5.01%

        (3.42%)                  (4.51%)                     (2.92%)                   (4.01%)

        N/A                      (3.42%)                      N/A                      (2.92%)
        59.32%                   23.49%                      59.32%                    23.49%




FINANCIAL HIGHLIGHTS (UNAUDITED)
For a share outstanding throughout each period

MARKET OPPORTUNITIES FUND                                             CLASS A
                                                         FOR THE SIX        From inception
                                                         MONTH PERIOD       (May 6, 2003)
                                                        ENDED DEC. 31          through
                                                            2003            June 30, 2003
---------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $    10.45           $    10.00
---------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment gain (loss)                                   (0.22)               (0.06)
Net realized and unrealized
gain (loss) on investments                                    0.33                 0.51
---------------------------------------------------------------------------------------------
Total from investment operations                              0.11                 0.45
---------------------------------------------------------------------------------------------
Less distributions                                           (0.22)             --
---------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $    10.34           $    10.45
=============================================================================================

TOTAL RETURN 2 3 4                                            1.02%                4.50%
=============================================================================================

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                $      284           $    159
Ratio of expenses to average net assets
before expenses reimbursement1                                5.81%              8.36%
Ratio of expenses to average net assets
after expenses reimbursement1                                 5.16%              5.25%
Ratio of net investment loss
to average net assets1                                       (5.42%)            (7.98%)
Ratio of net investment loss to average
net assets net of reimbursement1                             (4.78%)            (4.87%)
Portfolio turnover rate                                     363.53%            497.88%

1    Annualized for periods less than one year

2    Not annualized for periods less than one year

3    Based on net asset value per share

4    Total return excludes the effect of sales charges

See notes to financial statements


                                      -12-






            CLASS C                             CLASS Y
FOR THE SIX     From inception        FOR THE SIX   From inception
MONTH PERIOD    (May 13, 2003)        MONTH PERIOD   (May 6, 2003)
ENDED DEC. 31       through          ENDED DEC. 31      through
    2003         June 30, 2003          2003         June 30, 2003
--------------------------------------------------------------------------------
$    10.44        $     9.98        $    10.45        $    10.00
--------------------------------------------------------------------------------
     (0.23)            (0.05)            (0.22)            (0.06)

      0.31              0.51              0.32              0.51
--------------------------------------------------------------------------------
      0.08              0.46              0.10              0.45
--------------------------------------------------------------------------------
     (0.20)             --               (0.21)          --
--------------------------------------------------------------------------------
$    10.32        $    10.44        $    10.34        $    10.45
================================================================================

      0.77%             4.61%             1.00%             4.50%
================================================================================

$       45        $       21        $      903         $     531

      6.31%             8.86%             5.81%             8.36%

      5.66%             5.75%             5.16%             5.25%

     (5.92%)           (8.48%)           (5.42%)           (7.98%)

     (5.28%)           (5.37%)           (4.78%)           (4.87%)
    363.53%           497.88%           363.53%           497.88%




WWW INTERNET FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------
COMMON STOCK                                 102.07%

COLLECTION AGENCY                              2.15%
Collection Express Services Inc 1 2 **                    5,000     $    250,000

COMPUTERS                                      9.48%
Brocade Communications Systems Inc **                    15,000           86,700
Dell Inc **                                              15,000          509,700
International Business Machines Corp                      5,000          463,400
Sun Microsystems Inc **                                  10,000           44,700
                                                                    ------------
                                                                       1,104,500

COMPUTERS-MEMORY DEVICES                       1.11%
EMC Corp/Massachusetts **                                10,000          129,200

E-COMMERCE/PRODUCTS                            3.98%
Amazon.Com Inc **                                         5,000          263,100
iHigh.Inc **  1                                           3,280          200,080
                                                                    ------------
                                                                         463,180

E-COMMERCE/SERVICES                           11.92%
Homestore Inc **                                        150,000          709,500
InterActiveCorp **                                       20,000          678,600
                                                                    ------------
                                                                       1,388,100

ELECTRONICS                                    1.43%
AVX Corp                                                 10,000          166,200

E-MARKETING/INFO                               4.73%
DoubleClick Inc **                                       53,500          551,050

ENTERTAINMENT                                  2.50%
Lions Gate Entertainment Corp **                         65,000          291,200

FINANCE-INVEST BNKR/BRKR                       2.71%
E*Trade Financial Corp **                                25,000          316,250

INTERNET CONTENT-INFO                         12.08%
iVillage Inc **                                         240,000          859,200
TheStreet.com Inc **                                    135,000          548,100
                                                                    ------------
                                                                       1,407,300

See notes to financial statements




                                      -14-

WWW INTERNET FUND - Continued
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------
MEDIA                                         10.59%
Charter Communications Inc **                           150,000          603,000
Time Warner Inc **                                       35,000          629,650
                                                                    ------------
                                                                       1,232,650

NETWORKING PRODUCTS                            4.04%
3Com Corp **                                             10,000           81,700
Extreme Networks **                                      15,000          108,150
Juniper Networks Inc **                                  15,000          280,200
                                                                    ------------
                                                                         470,050

SEMICONDUCTORS                                 8.74%
Bookham Technology Plc **                                25,000           62,500
Broadcom Corp **                                         10,000          340,200
Intel Corp                                               15,000          480,750
Micron Technology Inc **                                 10,000          134,700
                                                                    ------------
                                                                       1,018,150

SOFTWARE                                       3.53%
Microsoft Corp                                           15,000          410,550

TELECOM EQ FIBER OPTICS                        8.90%
Avanex Corp **                                           25,000          124,750
Ciena Corp **                                            10,000           65,600
Finisar Corp **                                         200,000          626,000
JDS Uniphase Corp **                                     50,000          182,000
MRV Communications Inc **                                10,000           37,600
                                                                    ------------
                                                                       1,035,950

TELECOMMUNICATION EQUIP                        6.36%
AudioCodes Ltd **                                        50,000          522,000
Comverse Technology Inc **                               10,000          175,900
Nortel Networks Corp **                                  10,000           42,300
                                                                    ------------
                                                                         740,200

TELEPHONE-INTEGRATED                           1.85%
Qwest Communications International **                    50,000          216,000

See notes to financial statements



                                      -15-

WWW INTERNET FUND - Continued
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------
WEB PORTALS/ISP                                5.97%
hongkong.com **                                         250,000           20,000
Yahoo! Inc **                                            15,000          675,450
                                                                    ------------
                                                                         695,450
                                                                    ------------

TOTAL COMMON STOCKS
(Cost $9,429,009)                                                     11,885,980
--------------------------------------------------------------------------------
CALL OPTIONS PURCHASED                         0.02%

COMMON STOCK                         EXPIRE DATE STRIKE PRICE
Time Warner Inc                         1/17/04     $30.00      20,000       500
Schwab (Charles) Corp                   1/17/04     $15.00      20,000       500
Sprint Corp PCS Group                   1/17/04     $25.00      20,000       500
Sun Microsystems Inc                    1/17/04     $12.50      20,000       500
                                                                        --------
(Cost $366,900)                                                            2,000
--------------------------------------------------------------------------------
LIMITED LIABILITY COMPANIES                    0.86%
E-COMMERCE/SERVICES
Owens Direct LLC 1 2 ** (Cost $88,750)                             888   100,000
--------------------------------------------------------------------------------
INVESTMENT COMPANIES                           0.01%
MONEY MARKET FUND
First American Treasury Obiligation
Fund Cl S (Cost $804)                                              804       804
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES              102.96%
(COST $9,885,463)                                                     11,988,784
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS         (2.96%)                   (344,024)
--------------------------------------------------------------------------------
NET ASSETS                                   100.00%                $ 11,644,760
================================================================================

**Non-income producing securities
1 Illiquid securities
2 Affiliated issuer

See notes to financial statements




                                      -16-

GROWTH FLEX FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS                                 83.35%

AEROSPACE/DEFENSE                              0.54%
Boeing Co/The                                             200       $      8,428

AGRICULTURE                                    0.55%
Monsanto Co                                               300              8,634

BANKS                                          6.92%
BB&T Corp                                                 300             11,592
Keycorp                                                 1,000             29,320
PNC Financial Services Group Inc                          300             16,419
US Bancorp                                              1,700             50,626
                                                                    ------------
                                                                         107,957

BIOTECHNOLOGY                                  2.38%
Amgen Inc **                                              300             18,537
Millennium Pharmaceuticals Inc **                       1,000             18,650
                                                                    ------------
                                                                          37,187

COMMERCIAL SERVICES                            1.43%
Cendant Corp **                                         1,000             22,270

COMPUTERS                                      6.27%
Dell Inc **                                             1,000             33,980
Hewlett-Packard Co                                      1,000             22,970
International Business Machines Corp                      200             18,536
Sun Microsystems Inc **                                 5,000             22,350
                                                                    ------------
                                                                          97,836

COMPUTERS-MEMORY DEVICES                       0.83%
EMC Corp/Massachusetts **                               1,000             12,920

E-COMMERCE/SERVICES                            2.75%
InterActiveCorp **                                      1,000             33,930
WebMD Corp **                                           1,000              8,990
                                                                    ------------
                                                                          42,920

ELECTRIC                                       3.02%
AES Corp/The **                                         5,000             47,200

ENTERTAINMENT                                  2.40%
Lions Gate Entertainment Corp **                        5,000             22,400
Six Flags Inc **                                        2,000             15,040
                                                                    ------------
                                                                          37,440
See notes to financial statements



                                      -17-


GROWTH FLEX FUND - Continued
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------
FINANCE-INVEST BNKR/BRKR                       7.00%
E*Trade Financial Corp **                               1,000             12,650
Goldman Sachs Group Inc                                   800             78,984
Merrill Lynch & Co Inc                                    300             17,595
                                                                    ------------
                                                                         109,229

FOOD                                           0.66%
Kraft Foods Inc                                           200              6,444
Wild Oats Markets Inc **                                  300              3,879
                                                                    ------------
                                                                          10,323

HEALTHCARE-PRODUCTS                            3.31%
Johnson & Johnson                                       1,000             51,660

HEALTHCARE-SERVICES                            1.03%
Tenet Healthcare Corp **                                1,000             16,050

INSURANCE                                      4.10%
American International Group Inc                          200             13,256
AON Corp                                                  500             11,970
Chubb Corp                                                100              6,810
Lincoln National Corp                                     200              8,074
Marsh & McLennan Cos Inc                                  500             23,945
                                                                    ------------
                                                                          64,055

MEDIA                                         10.21%
Charter Communications Inc **                          11,000             44,220
Comcast Corp **                                         1,000             31,290
Liberty Media Corp **                                   1,000             11,890
Time Warner Inc **                                      4,000             71,960
                                                                    ------------
                                                                         159,360

MISCELLANEOUS MANUFACTUR                       5.67%
General Electric Co                                     2,000             61,960
Tyco International Ltd                                  1,000             26,500
                                                                    ------------
                                                                          88,460

NETWORKING PRODUCTS                           1.20%
Juniper Networks Inc **                                 1,000             18,680

See notes to financial statements






                                      -18-

GROWTH FLEX FUND - Continued
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------
OIL&GAS                                       0.79%
Exxon Mobil Corp                                          300             12,300

OIL&GAS SERVICES                              1.29%
BJ Services Co **                                         200              7,180
Halliburton Co                                            500             13,000
                                                                    ------------
                                                                          20,180

PHARMACEUTICALS                               9.22%
AstraZeneca Plc                                           200              9,676
Merck & Co Inc                                          1,000             46,200
Pfizer Inc                                              2,000             70,660
Schering-Plough Corp                                    1,000             17,390
                                                                    ------------
                                                                         143,926

PIPELINES                                     3.57%
Dynegy Inc **                                           5,000             21,400
El Paso Corp                                            3,000             24,570
Williams Cos Inc                                        1,000              9,820
                                                                    ------------
                                                                          55,790

RETAIL-APPAREL/SHOE                           0.71%
Chico's FAS Inc **                                        300             11,085

RETAIL-MAJOR DEPT STORE                       0.56%
May Department Stores Co/The                              300              8,721

RETAIL-RESTAURANTS                            0.64%
Starbucks Corp **                                         300              9,948

SEMICONDUCTORS                                1.03%
Intel Corp                                                500             16,025

SOFTWARE                                      1.75%
Microsoft Corp                                          1,000             27,370

TELECOM EQ FIBER OPTICS                       0.79%
Avanex Corp **                                          1,000              4,990
JDS Uniphase Corp **                                    2,000              7,280
                                                                    ------------
                                                                          12,270

TELECOMMUNICATION EQUIP                       1.35%
Nortel Networks Corp **                                 5,000             21,150

See notes to financial statements




                                      -19-

GROWTH FLEX FUND - Continued
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED                          1.38%
Qwest Communications International **                   5,000             21,600
                                                                    ------------

TOTAL COMMON STOCKS
(Cost $1,185,914)                                                      1,300,974
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST                  0.61%
United Dominion Realty Trust Inc
(Cost $8,841)                                             500              9,600
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS                   9.90%
U.S. Treasury 2% notes due 5/15/06                     40,000             40,012
U.S. Treasury 2.625% notes due 5/15/08                 40,000             39,420
U.S. Treasury 3.625% notes due 5/15/13                 40,000             38,512
U.S. Treasury 5.375% bonds due 2/15/31                 35,000             36,542
                                                                    ------------
(Cost $162,635)                                                          154,486
--------------------------------------------------------------------------------
UNSECURED NOTE                                3.20%
LIMITED LIABILITY COMPANIES
Owens Direct LLC, 10% due 5/31/05 1
(Cost $50,000)                                         50,000             50,000
--------------------------------------------------------------------------------
INVESTMENT COMPANIES                          8.13%

INDEX FUND-DEBT                               6.88%
iShares Lehman 1-3 Year Treasury
Bond Fund                                                 500             41,235
iShares Lehman Treasury Inflation
Protected Securities Fund                                 650             66,112
                                                                    ------------
                                                                         107,347
MONEY MARKET FUND                             1.25%
First American Treasury Obiligation
Fund Cl S (Cost $19,570)                               19,570             19,570
                                                                    ------------

TOTAL INVESTMENT COMPANIES
(Cost $126,963)                                                          126,917
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,534,353)                           105.19%                    1,641,977
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS        (5.19%)                     (80,969)
--------------------------------------------------------------------------------
NET ASSETS                                  100.00%                 $  1,561,008
================================================================================

**Non-income producing securities
1 Illiquid securities

See notes to financial statements


                                      -20-

MARKET OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------

COMMON STOCK                                102.77%

BIOTECHNOLOGY                                 1.52%
Millennium Pharmaceuticals Inc **                       1,000       $     18,650

COMMERCIAL SERVICES                           1.81%
Cendant Corp **                                         1,000             22,270

COMPUTERS                                     6.86%
Brocade Communications Systems Inc **                   1,000              5,780
Dell Inc **                                             1,000             33,980
Sun Microsystems Inc **                                10,000             44,700
                                                                    ------------
                                                                          84,460

E-COMMERCE/SERVICES                          13.19%
Homestore Inc **                                       20,000             94,600
InterActiveCorp **                                      2,000             67,860
                                                                    ------------
                                                                         162,460

ELECTRIC                                      3.83%
AES Corp/The **                                         5,000             47,200

ELECTRONICS                                   1.35%
AVX Corp                                                1,000             16,620

ENTERTAINMENT                                 5.46%
Lions Gate Entertainment Corp **                       15,000             67,200

HEALTHCARE-SERVICES                           1.30%
Tenet Healthcare Corp **                                1,000             16,050

INTERNET CONTENT-INFO/NE                     14.06%
iVillage Inc **                                        20,000             71,600
TheStreet.com Inc **                                   25,000            101,500
                                                                    ------------
                                                                         173,100

MEDIA                                        12.05%
Charter Communications Inc **                          25,000            100,500
Liberty Media Corp **                                   1,000             11,890
Time Warner Inc **                                      2,000             35,980
                                                                    ------------
                                                                         148,370

See notes to financial statements





                                      -21-

MARKET OPPORTUNITIES FUND-continued
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------
NETWORKING PRODUCTS                           2.10%
Extreme Networks **                                     1,000              7,210
Juniper Networks Inc **                                 1,000             18,680
                                                                    ------------
                                                                          25,890

PIPELINES                                     5.06%
Dynegy Inc **                                           5,000             21,400
El Paso Corp                                            5,000             40,950
                                                                    ------------
                                                                          62,350

SEMICONDUCTORS                                7.75%
Bookham Technology Plc **                              10,000             25,000
Conexant Systems Inc **                                 5,000             24,850
Intel Corp                                              1,000             32,050
Micron Technology Inc **                                1,000             13,470
                                                                    ------------
                                                                          95,370

TELECOM EQ FIBER OPTICS                      17.60%
Avanex Corp **                                         10,000             49,900
Ciena Corp **                                           1,000              6,560
Corvis Corp **                                          3,500              5,950
Finisar Corp **                                        30,000             93,900
JDS Uniphase Corp **                                   10,000             36,400
MRV Communications Inc **                               5,000             18,800
Sycamore Networks Inc **                                1,000              5,220
                                                                    ------------
                                                                         216,730

TELECOMMUNICATION EQUIP                       5.32%
ADC Telecommunications Inc **                           2,000              5,940
AudioCodes Ltd **                                       2,000             20,880
Comverse Technology Inc **                              1,000             17,590
Nortel Networks Corp **                                 5,000             21,150
                                                                    ------------
                                                                          65,560

See notes to financial statements





                                      -22-

MARKET OPPORTUNITIES FUND-continued
SCHEDULE OF INVESTMENTS IN SECURITIES
As of December 31, 2003 (UNAUDITED)
--------------------------------------------------------------------------------
                                                         SHARES/
                                                       UNITS/FACE
                                                          VALUE          VALUE
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED                          3.51%
Qwest Communications International **                  10,000             43,200

TOTAL COMMON STOCKS
(Cost $1,218,836)                                                      1,265,480
--------------------------------------------------------------------------------
INVESTMENT COMPANIES                          0.07%
MONEY MARKET FUND
First American Treasury Obiligation
Fund Cl S (Cost $837)                                     837                837
--------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,219,673)                           102.84%                    1,266,317
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS       (2.84%)                      (34,947)
--------------------------------------------------------------------------------
NET ASSETS                                  100.00%                 $  1,231,370
================================================================================

**Non-income producing securities

See notes to financial statements



NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION
IPC Funds (the "Trust") comprising the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund (the "Funds") was organized as an Ohio business trust, on April 23, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The WWW Internet Fund and the Growth Flex Fund are diversified funds. The Market Opportunities Fund is a non-diversified fund. Each Fund is authorized to issue an indefinite number of shares of beneficial interest, par value $0.001 per share. The WWW Internet Fund was formed to achieve the investment objective of long-term growth through capital appreciation. The Growth Flex Fund was formed to achieve the investment objective of long-term growth while generating current income. The Market Opportunities Fund was formed to achieve the investment objective of capital appreciation over the long-term while seeking to protect capital against loss. The WWW Internet Fund commenced operations on August 1, 1996 and seeks to achieve its goal by investing primarily, under normal conditions, at least 80% of its assets in common stock of domestic companies that are designing, developing or manufacturing hardware or software products or services related to the Internet. The Growth Flex Fund commenced operations on May 5, 2003 and seeks to achieve its goal by investing primarily, under normal conditions, in three main asset classes: stocks, bonds, and cash and cash equivalents. The Market Opportunities Fund commenced operations on May 6, 2003 and seeks to achieve its goal by investing in long and short positions of equity and debt securities of companies that are publicly traded or listed on a US exchange or the OTC market. The Market Opportunities Fund may borrow to hedge and/or create leverage in an attempt to increase the Fund's risk-adjusted performance.

Each Fund offers three classes of shares (Class A, Class C and Class Y). A maximum sales charge (load) of 5.75% is imposed on the purchases of Class A shares for the WWW Internet Fund and the Growth Flex Fund. A maximum sales charge (load) of 6% is imposed on the purchases of Class A shares for the Market Opportunities Fund. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder service expenses. Each class has exclusive voting rights with respect to matters that effect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

When IPC Advisors, Inc., the Funds' Manager, determines that adverse market conditions exist, a Fund may adopt a temporary defensive posture and invest all or part of its assets in short-term obligations, such as U.S. government obligations, high-quality money market instruments and repurchase agreements with maturities of 13 months or less. The taking of such a temporary defensive position may adversely affect the ability of a Fund to achieve its investment goal. There is the additional risk that any long position taken by the Funds' Manager may be ill-timed, causing the NAV of a Fund to be adversely affected.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

ESTIMATES- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION - CONTINUED
SECURITIES VALUATIONS- Portfolio securities, including covered call options if written by the Funds, are valued at the last sale price on the exchange or national securities market (U.S. or foreign) on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates market value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Manager in conformity with guidelines adopted by and subject to the review of the Board of Trustees.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the date of the financial statements. Net unrealized appreciation or depreciation on investments and foreign currency translation arise from changes in the value of assets and liabilities, including investments in securities held at the date of the financial statements, resulting from changes in the exchange rates and changes in market prices of securities held.

SHARE VALUATION- The net asset value of each Fund's class of shares is calculated daily by dividing the total value of the Fund's assets attributable to each class, less the Fund's liabilities attributable to each class, by the Fund's number of shares of each class outstanding. Expenses and fees, including the management fee and distribution and service fees, are accrued daily and taken into account for the purpose of determining each class of each Fund's net asset value. Class specific expenses are charged directly to the class incurring the expense. Common expenses that are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of the total net assets of the Fund. Trust level expenses are allocated to each Fund based on its relative net assets.

SHORT SALES- The Funds may sell securities they do not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

BORROWING MONEY- The Board of Trustees has authorized each Fund to establish a secured line of credit agreement with its custodian, US Bank. For the WWW Internet Fund the aggregate principal amount is not to exceed the lesser of $2,350,000 or 33 1/3% of the Fund's Net Assets. For the Growth Flex Fund the aggregate principal amount is not to exceed the lesser of $375,000 or 33 1/3% of the Fund's Net Assets. For the Market Opportunities Fund the aggregate principal amount is not to exceed the lesser of $150,000 or 33 1/3% of the Fund's Net Assets. Interest is charged on the outstanding principal balance at a rate per annum equal to Prime (4.00% at December 31, 2003), payable monthly. For the six month period ended December 31, 2003, the WWW Internet Fund paid interest expense of $10,858, on an average borrowed amount of $534,749 at an average rate of 4.00%. For the six month period ended December 31, 2003, the Growth Flex Fund paid interest expense of $428, on an average borrowed amount of $108,250 at an average rate of 4.00%. For the six month period ended December 31, 2003, the Market Opportunities Fund paid interest expense of $500, on an average borrowed amount of $125,083 at an average rate of 4.00%.

--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS- The Funds intend to distribute substantially all of their net investment income as dividends to its shareholders on an annual basis. The Funds intend to distribute their net long-term capital gains and their net short-term capital gains at least once a year.

During the six month period ended December 31, 2003, the Growth Flex Fund Class A, Class C and Class Y made distributions from Short Term Capital Gains of $0.1004 aggregating $2,447, $0.0981 aggregating $299 and $0.0996 aggregating $10,773, respectively. During the six month period ended December 31, 2003, the Market Opportunities Fund Class A, Class C and Class Y made distributions from Short Term Capital Gains of $0.2170 aggregating $5,759, $0.2013 aggregating $853 and $0.2149 aggregating $18,419, respectively. The WWW Internet Fund made no distributions during the six month period ended December 31, 2003.

FEDERAL INCOME TAXES- The Funds intend to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. As of December 31, 2003, for U.S. federal income tax purposes, the WWW Internet Fund has capital loss carry-forwards of approximately $35,300,000, expiring in 2009; approximately $14,600,000, expiring in 2010; and approximately $4,000,000, expiring in 2011.

INVESTMENTS- The Funds record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

2.   ILLIQUID SECURITIES
Securities held by the Funds may be illiquid, which means that a Fund may not be able to sell or dispose of the securities in the ordinary course of business at approximately the quoted market value of such securities, or in the absence of such quoted market value, the price at which the Fund has valued such securities. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by the Funds' Manager in conformity with guidelines adopted by and subject to the review of the Board of Trustees. A Fund will not invest in illiquid securities if, as a result of such investment, the value of the Fund's illiquid assets would exceed 15% of the value of the Fund's net assets. At December 31, 2003, illiquid securities represented 4.72% of the WWW Internet Fund's net assets and 3.20% of the Growth Flex Fund's net assets.

3.   INVESTMENT ADVISORY AGREEMENT
The Board of Trustees provides broad supervision over the affairs of the Funds. Pursuant to a Management Agreement between the Trust and IPC Advisors, Inc. (the "Manager") and subject to the authority of the Board of Trustees, the Manager manages the investments of the Funds and is responsible for the overall management of the business affairs of the Funds.

Under the terms of the Management Agreement, the WWW Internet Fund has agreed to pay the Manager a base monthly management fee at the annual rate of 1.00% of the Fund's average daily net assets (the "Base Fee") which will be adjusted monthly (the "Monthly Performance Adjustment") depending on the extent by which the investment performance of the Fund, after expenses, exceeded or was exceeded by the percentage

--------------------------------------------------------------------------------


3. INVESTMENT ADVISORY AGREEMENT - CONTINUED change of the S&P 500 Index. Under terms of the Management Agreement, the monthly performance adjustment may increase or decrease the total management fee payable to the Manager (the "Total Management Fee") by up to 0.50% per year of the value of the Fund's average daily net assets.

The Growth Flex Fund and Market Opportunities Fund have each agreed to pay the Manager a fee at the annual rate of 1.00% and 1.50%, respectively of the Fund's average daily net assets.

All expenses incurred in the operation of the Funds will be borne by the Funds, except to the extent specifically assumed by the Manager. The expenses to be borne by the Funds will include: organizational costs, taxes, interest, brokerage fees and commissions, fees of board members who are not officers, directors, or employees of the of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory, administrative and Fund accounting fees, charges of custodians, transfer and dividend disbursing agents' fees, insurance premiums, industry association fees, outside auditing and legal expenses, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders' reports and meetings, costs of preparing and printing prospectuses and statements of additional information, amounts payable under the Funds' Distribution and Shareholder Servicing Plan (the "Plan") and any extraordinary expenses.

During the six month period ended December 31, 2003, the Manager voluntarily reimbursed expenses of the Market Opportunities Fund in the amount of $3,447.

4.   UNDERWRITING AGREEMENT
Interactive Planning Corp. (the "Distributor), an affiliated person of the Funds' Manager, is the principal underwriter of the Funds.

5.   DISTRIBUTION AGREEMENT
Each Fund has adopted a Distribution and Shareholder Servicing Plan (the "Plans") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Class A, Class C and Class Y shares pay a shareholder servicing and distribution fee at the annual rate of 0.50%, 1.00% and 0.50% of the average daily net assets attributable to the applicable class. These fees are used to make payments for administration, shareholder services, and marketing and distribution assistance, including compensation to the Manager, the Distributor, securities dealers and other organizations for providing distribution assistance, administration, accounting and shareholder services, and other promotion of the sales of the shares of each Fund.

--------------------------------------------------------------------------------

6.  CAPITAL SHARE TRANSACTIONS
Each Fund is authorized to issue an unlimited number of shares in an unlimited number of classes.

Capital share transactions of each Fund were as follows:


                                FOR THE SIX MONTH PERIOD ENDED     For the year ended
WWW INTERNET FUND                      DECEMBER 31, 2003             June 30, 2003
                                ------------------------------   ---------------------
CLASS A                               SHARES       AMOUNT         Shares        Amount
-------                               ------       ------         ------        ------
SHARES SOLD                          11,142    $    67,424           --      $      --
SHARES REDEEMED
(NET OF REDEMPTION FEES)                (88)          (550)          --             --
                                   --------    -----------       ---------   -----------
NET INCREASE                         11,054    $    66,874           --      $      --
                                   ========    ===========       =========   ===========

CLASS C                              SHARES         AMOUNT         Shares         Amount
-------                              ------         ------         ------         ------
SHARES SOLD                           4,535    $    27,946            405    $     2,100
SHARES REDEEMED
(NET OF REDEMPTION FEES)               --               (2)          --             --
                                   --------    -----------       ---------   -----------
NET INCREASE                          4,535    $    27,944            405    $     2,100
                                   ========    ===========       =========   ===========

CLASS Y                              SHARES         AMOUNT         Shares         Amount
-------                              ------         ------         ------         ------
SHARES SOLD                         146,493    $   878,137        232,134    $   967,300
SHARES REDEEMED
(NET OF REDEMPTION FEES)           (222,051)    (1,336,872)      (436,587)    (1,759,311)
                                   --------    -----------       ---------   -----------
NET DECREASE                        (75,558)   $  (458,735)      (204,453)   $  (792,011)
                                   ========    ===========       =========   ===========


----------------------------------------------------------------------------------------------

                                 FOR THE SIX MONTH PERIOD ENDED   From inception (May 5, 2003)
GROWTH FLEX FUND                       DECEMBER 31, 2003               to June 30, 2003
                                 ------------------------------   ---------------------------
CLASS A                              SHARES        AMOUNT          Shares       Amount
-------                              ------        ------          ------       ------

SHARES SOLD                           8,196    $    87,688         22,718    $   227,753
SHARES ISSUED BY REINVESTMENT
OF DIVIDENDS/DISTRIBUTIONS              226    $     2,446           --      $      --
SHARES REDEEMED
(NET OF REDEMPTION FEES)               (941)       (10,000)        (4,336)       (43,355)
                                   --------    -----------       ---------   -----------
NET INCREASE                          7,481    $    80,134         18,382    $   184,398
                                   ========    ===========       =========   ===========

CLASS C                              SHARES         AMOUNT         Shares         Amount
-------                              ------         ------         ------         ------
SHARES SOLD                           1,670    $    18,000          1,530    $    15,300
SHARES ISSUED BY REINVESTMENT
OF DIVIDENDS/DISTRIBUTIONS               28    $       299           --      $      --
SHARES REDEEMED
(NET OF REDEMPTION FEES)                 (1)            (7)          --             --
                                   --------    -----------       ---------   -----------
NET INCREASE                          1,697    $    18,292          1,530    $    15,300
                                   ========    ===========       =========   ===========

CLASS Y                              SHARES         AMOUNT         Shares         Amount
-------                              ------         ------         ------         ------
SHARES SOLD                          38,909    $   415,938         90,729    $   907,967
SHARES ISSUED BY REINVESTMENT
OF DIVIDENDS/DISTRIBUTIONS              996    $    10,772           --      $      --
SHARES REDEEMED
(NET OF REDEMPTION FEES)            (20,728)      (220,438)          (547)        (5,532)
                                   --------    -----------       ---------   -----------
NET INCREASE                         19,177    $   206,272         90,182    $   902,435
                                   ========    ===========       =========   ===========

--------------------------------------------------------------------------------


6.        CAPITAL SHARE TRANSACTIONS - CONTINUED


                                 FOR THE SIX MONTH PERIOD ENDED  From inception (May 6, 2003)
MARKET OPPORTUNITIES FUND              DECEMBER 31, 2003             to June 30, 2003
                                 ------------------------------  ---------------------------
CLASS A                              SHARES         AMOUNT          Shares       Amount
-------                              ------         ------          ------       ------

SHARES SOLD                          11,878    $   133,378         15,196    $   154,654
SHARES ISSUED BY REINVESTMENT
OF DIVIDENDS/DISTRIBUTIONS              554    $     5,759           --      $      --
SHARES REDEEMED
(NET OF REDEMPTION FEES)               (193)        (2,000)          --             --
                                   --------    -----------       ---------   -----------
NET INCREASE                         12,239    $   137,137         15,196    $   154,654
                                   ========    ===========       =========   ===========

CLASS C                              SHARES         AMOUNT         Shares         Amount
-------                              ------         ------         ------         ------
SHARES SOLD                           2,199    $    24,000          2,056    $    21,500
SHARES ISSUED BY REINVESTMENT
OF DIVIDENDS/DISTRIBUTIONS               82    $       853           --      $      --
SHARES REDEEMED
(NET OF REDEMPTION FEES)               --               (2)          --             --
                                   --------    -----------       ---------   -----------
NET INCREASE                          2,281    $    24,851          2,056    $    21,500
                                   ========    ===========       =========   ===========

CLASS Y                              SHARES         AMOUNT         Shares         Amount
-------                              ------         ------         ------         ------
SHARES SOLD                          35,232    $   394,561         50,865    $   522,285
SHARES ISSUED BY REINVESTMENT
OF DIVIDENDS/DISTRIBUTIONS            1,613    $    16,765           --      $      --
SHARES REDEEMED
(NET OF REDEMPTION FEES)               (341)        (3,768)          --             --
                                   --------    -----------       ---------   -----------
NET INCREASE                         36,504    $   407,558         50,865    $   522,285
                                   ========    ===========       =========   ===========



7.  INVESTMENTS
For the six month period ended December 31, 2003, the WWW Internet Fund made $10,320,243 in purchases and $10,602,474 in sales of investment securities, other than short-term investments. The Growth Flex Fund made $1,156,212 in purchases and $782,076 in sales of investment securities, other than short-term investments and U.S. government obligations. The Market Opportunities Fund made $4,149,968 in purchases and $3,558,649 in sales of investment securities, other than short-term investments.

The U.S. federal income tax cost basis of the investments in securities owned by each Fund and the respective gross unrealized appreciation and depreciation at December 31, 2003, were as follows:


                                 Federal          Gross           Gross      Net Unrealized
                                 Income         Unrealized      Unrealized     Appreciation
                                Tax Cost       Appreciation   (Depreciation)  (Depreciation)
                                  Basis
                                -------------------------------------------------------------


WWW INTERNET FUND               $ 9,884,659    $ 3,445,812    $(1,342,491)   $ 2,103,321
GROWTH FLEX FUND                $ 1,515,094    $   127,700    $   (20,387)   $   107,313
MARKET OPPORTUNITIES FUND       $ 1,232,107    $    83,998    $   (50,625)   $    33,373

--------------------------------------------------------------------------------


8.  RELATED PARTY TRANSACTIONS
The amounts listed on the Statements of Assets and Liabilities under the captions "Receivable from affiliated funds" and "Payable to affiliated funds" represent the amounts the Growth Flex Fund and Market Opportunities Fund owe to the WWW Internet Fund for Trust level expense allocations based on each Funds' relative net assets.

The amounts listed on the Statements of Assets and Liabilities under the caption "Receivable from adviser" represent the amounts the Adviser owes to the Growth Flex Fund and Market Opportunities Fund for expense reimbursements.

Certain owners/officers of IPC Advisors, Inc. (the "Manager"), are also owners and/or trustees/officers of the Trust. These individuals may receive benefits from any management and distribution fees paid to the Manager. For the six month period ended December 31, 2003, the amount paid or accrued by the WWW Internet Fund, Growth Flex Fund and Market Opportunities Fund for Management Fees was $84,835, $6,572 and $8,072, respectively. In addition, the Manager received distribution fees paid or accrued by Class Y shares of the WWW Internet Fund in the amount of $28,134.

Certain owners/officers of Interactive Planning Corp. (the "Distributor"), are also owners and/or trustees/officers of the Trust. These individuals may receive benefits from any sales commissions and distribution fees paid to the Distributor. During the six month period ended December 31, 2003, the Distributor received sales commission from the sale of Class A shares of the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund in the amounts of $3,356, $17,173 and $8,497, respectively; and, distribution fees paid or accrued by Class A shares of the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund in the amounts of $104, $603 and $633, respectively; distribution fees paid or accrued by Class C shares of the WWW Internet Fund, the Growth Flex Fund and the Market Opportunities Fund in the amounts of $80, $111 and $155, respectively; and distribution fees paid or accrued by Class Y shares of the Growth Flex Fund and the Market Opportunities Fund of $2,628 and $1,980, respectively.

Certain owners/officers of Capital Fund Services, Inc. (CFS), which provides transfer agent, accounting, and administration services to the Funds, are also owners and/or trustees/officers of the Trust. These individuals may receive benefits from any fees paid to CFS. For the six month period ended December 31, 2003, the fees paid or accrued by the Funds for such services amounted to $83,485. In addition, the Funds reimbursed CFS for certain out of pocket expenses incurred on behalf of the Funds totaling $44,534.

As of December 31, 2003, the WWW Internet Fund holds an investment, which represents 10% ownership of the outstanding voting rights in Collection Express Services, Inc. (an affiliated issuer), a privately held company whose majority ownership is held by the brother of an owner of the Fund's Manager, who is also an owner, officer and Trustee of the Trust. As a result of the relationship with Collection Express, Inc. the Fund is due to receive, at no cost, a 10% interest in Credit Care Systems LLC, a development stage enterprise.

As of December 31, 2003, the WWW Internet Fund's investment in Owens Direct LLC (an affiliated issuer) represents 17.75% ownership of the outstanding voting rights.


TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------


NAME
ADDRESS
AGE
POSITION(S) HELD
TERM OF OFFICE/LENGTH OF TIME SERVED
#PORTFOLIOS IN FUND COMPLEX OVERSEEN
OTHER DIRECTORSHIPS HELD BY TRUSTEE        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS

INDEPENDENT TRUSTEES
ROBERT C. THURMOND                         Managing  Director,  ITF Global  Partners,  since 2003; Vice President and General
4855 Gedney View                           Manager of Quality Communications Inc.  (telecommunications  consulting firm) from
Clinton, WA  98236                         1997-2001;  Director,  Telecommunications  Research  Center of the  University  of
Age: 52                                    Louisville from 1990-1997.
Trustee
Indefinite/Since 1997
3
None

RICHARD T. DIDIEGO                         Director of Corporate  Strategy and Business  Development (since 1998) and Director
2213 Palm Grove Court                      of International  Business Development (from 1996-1998) for Lexmark  International,
Lexington KY 40513                         Inc.  (manufacturer  and marketer of network and personal  printers,  multifunction
Age: 44                                    devices and related document workflow solutions and services).
Trustee
Indefinite/Since 2000
3
None

TERRY L. CHILDERS                          Gatton Endowed Chair in Electronic Marketing, University of Kentucky since 2001;
207 Catalpa Road                           Professor of Marketing, University of Minnesota from 1993-2000.
Lexington KY 40502
Age: 53
Trustee
Indefinite/Since 2002
3
None
INTERESTED TRUSTEES/OFFICERS
LAWRENCE S. YORK                           Officer,  IPC Insurance  Management,  Inc.(affiliate  of the Fund  Manager),  since
131 Prosperous Place                       2003;  Officer,  IPC Financial Group,  Inc.(affiliate  of the Fund Manager),  since
Suite 17                                   2003; President,  Interactive Planning Corp. (Fund Distributor and affiliate of the
Lexington KY 40509                         Fund Manager) since 1999; President,  IPC Advisors,  Inc (Fund Manager) since 1996;
Age: 52                                    President,  Capital Advisors Group, Inc.  (investment advisor affiliate of the Fund
Trustee, Chairman, President               Manager)  since 1989;  President,  Capital Fund  Services,  Inc.  (transfer  agent,
Indefinite/Since 1996                      accounting and administrative service provider of the Trust) from 2001-2003.
3
Interactive Planning Corp. (B/D)

JAMES D. GREENE                            Sr. Product Manger,  Microsoft  Business  Solutions,  Retail Division,  since 2002;
35517 S.E. English St.                     Vice President of Marketing of AfterBot (software  company) from 2001-2002;  Senior
Snoqualmie, WA  98065                      Consultant of i2 (software  company) from 2000-2001;  Director of E-Commerce of NCR
Age: 46                                    Corporation (point of sale hardware company) from 1997-2000;  Vice President of WWW
Trustee, Vice President, Treasurer         Advisors, Inc. (Fund Manager) since 1996.
Indefinite/Since 1996
3
None

DAVID SMYTH                                Agent, IPC Insurance Management,  Inc.(affiliate of the Fund Manager),  since 2003;
131 Prosperous Place                       Vice  President,  Investments,  IPC  Financial  Group,  Inc.(affiliate  of the Fund
Suite 17                                   Manager),  since 2003; Research Analyst, IPC Advisors,  Inc. (Fund Manager),  since
Lexington KY 40509                         2000;  Investment  Advisor,   Capital  Advisors  Group,  Inc.  (investment  advisor
Age: 28                                    affiliate   of  the  Fund   Manager),   since  1999;   Registered   Representative,
Secretary                                  Interactive  Planning Corp.  (Fund  Distributor and affiliate of the Fund Manager),
Indefinite/Since 2003                      since 1999; Administration Specialist, Ashland, Inc., 1998-1999.
N/A
N/A

ITEM 2.  CODE OF ETHICS.

     The code of ethics disclosure requirements are not applicable because the information required by this Item is required only in an annual report on Form N-CSR.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     The audit committee financial expert disclosure requirements are not applicable because the information required by this Item is required only in an annual report on Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     The disclosure provisions of Item 4 of Form N-CSR are not applicable because the information required by this Item is required only in an annual report on Form N-CSR.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8.  [RESERVED]


ITEM 9.  CONTROLS AND PROCEDURES.

     (a) Based on an evaluation of the Registrant's disclosure controls and procedures as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "Disclosure Controls and Procedures") within the 90-day period prior to the filing date (the "Filing Date") of this report on Form N-CSR, the Registrant's President and Treasurer have concluded that (1) the Registrant's Disclosure Controls and Procedures are designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized, and reported by the Filing Date and (2) the Registrant's Disclosure Controls and Procedures include controls and procedures designed to ensure that information required to be disclosed by Registrant on Form N-CSR is accumulated and communicated to Registrant's management, including its President and Treasurer, as appropriate to allow timely decisions regarding required disclosure.

         (b) There were no changes in Registrant's internal control over financial reporting as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, that occurred during the Registrant's last fiscal half-year that have materially affected, or is reasonably likely to materially effect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

     (a)(1) Not applicable because the exhibit required by this Item relates to the disclosure required by Item 2 of Form N-CSR, which is required only in an annual report on Form N-CSR.

     (a)(2) Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

     (b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                               IPC FUNDS

Date: February 27, 2004                  By:      /S/ LAWRENCE S. YORK
                                                  --------------------
                                         Name:    Lawrence S. York
                                         Title:   President


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


Date: February 27, 2004                  By:      /S/ LAWRENCE S. YORK
                                                  --------------------
                                         Name:    Lawrence S. York
                                         Title:   President

Date: February 23, 2004                  By:      /S/ JAMES D. GREENE
                                                  --------------------
                                         Name:    James D. Greene
                                         Title:   Treasurer